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                                                    -------------------------
                                                    Deutsche Asset Management
                                                    -------------------------


High Yield Bond
Premier Class

Supplement dated November 14, 2000 to Prospectus dated September 29, 2000

The following replaces the wiring instructions in the "Buying and Selling Fund Shares" section in the Fund's prospectus:

Routing No:      021001033
Attn:            Deutsche Asset Management/Mutual Funds
DDA No:          00226296
FBO:             (Account name)
                 (Account number)
Credit:          High Yield Bond--Premier Class 1730



                                                        A Member of the
                                                        Deutsche Bank Group [/]


              Please Retain This Supplement for Future Reference


SUPP1730 11/00

Morgan Grenfell Investment Trust
CUSIP:       61735K547